Revenue from contracts with customers - Schedule of revenue from contract with customers (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 44,463	$ 331,336	$ 273,938	$ 415,976
Recognized at a point in time
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	44,463	331,336	273,938	415,976
Sales of goods [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 44,463	$ 331,336	$ 273,938	$ 415,976